UNEARNED INCOME FROM GUARANTEE SERVICES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Unearned Income From Guarantee Services [Abstract]
Unearned income from guarantee services	$ 610,021	$ 773,402	$ 955,047